CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020		Dec. 31, 2019
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	$ 180,536		$ (381,220)		$ (513,042)
Recognized in consolidated income	(521,336)		546,387		126,344
Recognized in comprehensive income	(2,841)		1,883		3,287
Exchange rate variation	17,920		13,486		2,191
Ending balance Asset (liability)	(325,721)		180,536		(381,220)
Property, plant and equipment [member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(1,396,337)		(1,513,904)		(1,582,496)
Recognized in consolidated income	187,644		110,010		67,237
Recognized in comprehensive income
Exchange rate variation			7,557		1,355
Ending balance Asset (liability)	(1,208,693)		(1,396,337)		(1,513,904)
Assets for right of use
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	229,255		133,481		85,752
Recognized in consolidated income	486,253		95,774		47,729
Recognized in comprehensive income
Exchange rate variation
Ending balance Asset (liability)	715,508		229,255		133,481
Amortization [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(65,148)		(53,136)		(56,863)
Recognized in consolidated income	20,533		(14,142)		3,345
Recognized in comprehensive income
Exchange rate variation			2,130		382
Ending balance Asset (liability)	(44,615)		(65,148)		(53,136)
Provisions [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	144,030		43,567		37,328
Recognized in consolidated income	(103,826)		158,178		13,881
Recognized in comprehensive income	(2,783)		924		2,873
Exchange rate variation			(58,639)		(10,515)
Ending balance Asset (liability)	37,421		144,030		43,567
Revaluation of financial instruments [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(18,133)		10,279		(13)
Recognized in consolidated income	1,616		(27,901)		10,142
Recognized in comprehensive income	(58)		959		414
Exchange rate variation			(1,470)		(264)
Ending balance Asset (liability)	(16,575)		(18,133)		10,279
Tax losses [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	1,557,737	[1]	1,356,268		1,369,150
Recognized in consolidated income	(1,112,075)	[1]	216,897		(10,116)
Recognized in comprehensive income		[1]
Exchange rate variation		[1]	(15,428)		(2,766)
Ending balance Asset (liability)	445,662	[1]	1,557,737	[1]	1,356,268
Intangibles [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(270,681)		(349,082)		(351,238)
Recognized in consolidated income	(1,394)		1,030		(11,718)
Recognized in comprehensive income
Exchange rate variation	17,920		77,371		13,874
Ending balance Asset (liability)	(254,155)		(270,681)		(349,082)
Others [Member]
CURRENT AND DEFERRED TAXES (Details) - Schedule of movements of deferred tax assets and liabilities [Line Items]
Opening balance Assets/(liabilities)	(187)		(8,693)		(14,662)
Recognized in consolidated income	(87)		6,541		5,844
Recognized in comprehensive income
Exchange rate variation			1,965		125
Ending balance Asset (liability)	$ (274)		$ (187)		$ (8,693)

[1]	As stated in note 2c), on November 26th, 2021 the Company filed a Reorganization Plan and Disclosure Statement in which, among other items, financial forecasts are included together with the proposed issuance of new shares and convertible bonds. With the referred information, the Company management updated its analysis on the recoverability of deferred tax assets and determined that during the time covered by the financial forecast it will not be probable that part of such deferred tax assets may offset future taxable profits. Therefore, the Company during the fourth quarter of 2021 derecognized deferred tax assets not considered recoverable in the amount of THUS$1,251,912.